Average Annual Total Returns - Class B - DWS Global Income Builder VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax Since Inception	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 01, 2018	7.90%	7.66%	16.25%	11.39%	13.78%	9.80%	7.58%	6.99%